Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		¥ 13,039,490	¥ 12,167,858
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,223,276	1,231,447
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	398,357	30,379
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		263,311	273,819
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		¥ 11,154,546	¥ 10,632,213

[1]	Lease liabilities at September 30, 2019 and March 31, 2019 are recognized and measured under IFRS 16 and IAS 17 “Leases,” respectively. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”